Offsetting of financial assets and financial liabilities	12 Months Ended
Dec. 31, 2023
Offsetting of financial assets and financial liabilities
26 Offsetting of financial assets and financial liabilities
The disclosures set out in the tables below include derivatives, reverse repurchase and repurchase agreements, and securities lending and borrowing transactions that:
■ are offset in the Bank’s consolidated balance sheets; or
■ are subject to an enforceable master netting agreement or similar agreement (enforceable master netting agreements), irrespective of whether they are offset in the Bank’s consolidated balance sheets.
Similar agreements include derivative clearing agreements, global master repurchase agreements and global master securities lending agreements.
The Bank uses master netting agreements to mitigate counterparty credit risk in certain transactions, including derivative contracts and securities borrowed, lent and subject to repurchase agreements.
Derivatives
The Bank transacts bilateral OTC derivatives (OTC derivatives) mainly under International Swaps and Derivatives Association (ISDA) Master Agreements and Swiss Master Agreements for OTC derivative instruments. These agreements provide for the net settlement of all transactions under the agreement through a single payment in the event of default or termination under the agreement. They allow the Bank to offset balances from derivative assets and liabilities as well as the receivables and payables to related cash collateral transacted with the same counterparty. Collateral for OTC derivatives is received and provided in the form of cash and marketable securities. Such collateral may be subject to the standard industry terms of an ISDA Credit Support Annex. The terms of an ISDA Credit Support Annex provide that securities received or provided as collateral may be pledged or sold during the term of the transactions and must be returned upon maturity of the transaction. These terms also give each counterparty the right to terminate the related transactions upon the other counterparty’s failure to post collateral. Financial collateral received or pledged for OTC derivatives may also be subject to collateral agreements which restrict the use of financial collateral.
For derivatives transacted with exchanges (exchange-traded derivatives) and central clearing counterparties (OTC-cleared derivatives), positive and negative replacement values (PRV/NRV) and related cash collateral may be offset if the terms of the rules and regulations governing these exchanges and central clearing counterparties permit such netting and offset.
Where no such agreements or terms exist, fair values are recorded on a gross basis.
Exchange-traded derivatives or OTC-cleared derivatives, which are fully margined and for which the daily margin payments constitute settlement of the outstanding exposure, are not included in the offsetting disclosures because they are not subject to offsetting due to the daily settlement. The daily margin payments, which are not settled until the next settlement cycle is conducted, are presented in brokerage receivables or brokerage payables. The notional amount for these daily settled derivatives is included in the fair value of derivative instruments table in “Note 31 – Derivatives and hedging activities”.
Under US GAAP, the Bank elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value. There is an exception for certain bifurcatable hybrid debt instruments which the Bank did not elect to account for at fair value. However, these bifurcated embedded derivatives are generally not subject to enforceable master netting agreements and are not recorded as derivative instruments under trading assets and liabilities or other assets and other liabilities. Information on bifurcated embedded derivatives has therefore not been included in the offsetting disclosures.
The following table presents the gross amount of derivatives subject to enforceable master netting agreements by contract and transaction type, the amount of offsetting, the amount of derivatives not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of derivatives
	2023			2022
end of	Derivative assets	Derivative liabilities		Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	2.6	2.1		8.6	9.8
OTC	15.3	15.3		25.1	23.5
Interest rate products	17.9	17.4		33.7	33.3
OTC-cleared	0.1	0.1		0.3	0.3
OTC	13.8	17.6		24.9	25.5
Exchange-traded	0.0	0.0		0.0	0.1
Foreign exchange products	13.9	17.7		25.2	25.9
OTC-cleared	0.2	0.1		0.0	0.0
OTC	2.3	3.1		4.3	7.1
Exchange-traded	5.7	5.1		18.6	18.3
Equity/index-related products	8.2	8.3		22.9	25.4
OTC-cleared	0.0	0.0		0.6	0.6
OTC	1.0	1.4		2.4	2.6
Credit derivatives	1.0	1.4		3.0	3.2
OTC-cleared	0.0	0.0		0.1	0.1
OTC	0.6	0.2		0.9	0.4
Exchange-traded	0.1	0.0		0.0	0.0
Other products [1]	0.7	0.2		1.0	0.5
OTC-cleared	2.9	2.3		9.6	10.8
OTC	33.0	37.6		57.6	59.1
Exchange-traded	5.8	5.1		18.6	18.4
Total gross derivatives subject to enforceable master netting agreements	41.7	45.0		85.8	88.3
Offsetting (CHF billion)
OTC-cleared	(2.7)	(2.3)		(9.5)	(10.7)
OTC	(30.2)	(32.7)		(50.5)	(52.9)
Exchange-traded	(5.0)	(5.0)		(18.0)	(18.2)
Offsetting	(37.9)	(40.0)		(78.0)	(81.8)
of which counterparty netting	(32.1)	(32.1)		(68.3)	(68.3)
of which cash collateral netting	(5.8)	(7.9)	[2]	(9.7)	(13.5)	[2]
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.2	0.0		0.1	0.1
OTC	2.8	4.9		7.1	6.2
Exchange-traded	0.8	0.1		0.6	0.2
Total net derivatives subject to enforceable master netting agreements	3.8	5.0		7.8	6.5
Total derivatives not subject to enforceable master netting agreements [3]	1.3	1.2		3.3	2.6
Total net derivatives presented in the consolidated balance sheets	5.1	6.2		11.1	9.1
of which recorded in trading assets and trading liabilities	5.1	5.8		11.1	8.9
of which recorded in other assets and other liabilities	0.0	0.4		0.0	0.2
1 Primarily precious metals, commodity and energy products.
2 Includes CHF 7,909 million and CHF 11,924 million as of the end of 2023 and 2022, respectively, related to trading derivatives.
3 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.
Reverse repurchase and repurchase agreements and securities lending and borrowing transactions
Reverse repurchase and repurchase agreements are generally covered by master repurchase agreements. In certain situations, for example, in the event of default, all contracts under the agreements are terminated and are settled net in one single payment. Master repurchase agreements also include payment or settlement netting provisions in the normal course of business that state that all amounts in the same currency payable by each party to the other under any transaction or otherwise under the master repurchase agreement on the same date shall be set off.
As permitted by US GAAP the Bank has elected to net transactions under such agreements in the consolidated balance sheet when specific conditions are met. Transactions are netted if, among other conditions, they are executed with the same counterparty, have the same explicit settlement date specified at the inception of the transactions, are settled through the same securities transfer system and are subject to the same enforceable master netting agreement. The amounts offset are measured on the same basis as the underlying transaction (i.e., on an accrual basis or fair value basis).
Securities lending and borrowing transactions are generally executed under master securities lending agreements with netting terms similar to ISDA Master Agreements. In certain situations, for example in the event of default, all contracts under the agreement are terminated and are settled net in one single payment. Transactions under these agreements are netted in the consolidated balance sheets if they meet the same right of offset criteria as for reverse repurchase and repurchase agreements. In general, most securities lending and borrowing transactions do not meet the criterion of having the same settlement date specified at inception of the transaction, and therefore they are not eligible for netting in the consolidated balance sheets. However, securities lending and borrowing transactions with explicit maturity dates may be eligible for netting in the consolidated balance sheets.
Reverse repurchase and repurchase agreements are collateralized principally by government securities and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time. In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Bank with the right to liquidate the collateral held. As is the case in the Bank’s normal course of business, a significant portion of the collateral received that may be sold or repledged was sold or repledged as of December 31, 2023, and December 31, 2022. In certain circumstances, financial collateral received may be restricted during the term of the agreement (e.g., in tri-party arrangements).
The following table presents the gross amount of securities purchased under resale agreements and securities borrowing transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities purchased under resale agreements and securities borrowing transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2023				2022
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	48.7	(2.9)	45.8		47.9	(10.7)	37.2
Securities borrowing transactions	0.2	0.0	0.2		4.5	0.0	4.5
Total subject to enforceable master netting agreements	48.9	(2.9)	46.0		52.4	(10.7)	41.7
Total not subject to enforceable master netting agreements [1]	1.2	–	1.2		17.1	–	17.1
Total	50.1	(2.9)	47.2	[2]	69.5	(10.7)	58.8	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 26,237 million and CHF 40,793 million of the total net amount as of the end of 2023 and 2022, respectively, were reported at fair value.
The following table presents the gross amount of securities sold under repurchase agreements and securities lending transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities sold under repurchase agreements and securities lending transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2023				2022
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	3.8	(2.9)	0.9		27.8	(10.7)	17.1
Securities lending transactions	0.1	0.0	0.1		0.9	0.0	0.9
Obligation to return securities received as collateral, at fair value	2.2	0.0	2.2		2.9	0.0	2.9
Total subject to enforceable master netting agreements	6.1	(2.9)	3.2		31.6	(10.7)	20.9
Total not subject to enforceable master netting agreements [1]	0.0	–	0.0		2.5	–	2.5
Total	6.1	(2.9)	3.2		34.1	(10.7)	23.4
of which securities sold under repurchase agreements and securities lending transactions	3.9	(2.9)	1.0	[2]	31.1	(10.7)	20.4	[2]
of which obligation to return securities received as collateral, at fair value	2.2	0.0	2.2		3.0	0.0	3.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 356 million and CHF 14,133 million of the total net amount as of the end of 2023 and 2022, respectively, were reported at fair value.
The following table presents the net amount presented in the consolidated balance sheets of financial assets and liabilities subject to enforceable master netting agreements and the gross amount of financial instruments and cash collateral not offset in the consolidated balance sheets. The table excludes derivatives, reverse repurchase and repurchase agreements and securities lending and borrowing transactions not subject to enforceable master netting agreements where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place. Net exposure reflects risk mitigation in the form of collateral.
Amounts not offset in the consolidated balance sheets
	2023						2022
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	3.8	1.4		0.0		2.4	7.8	3.2		0.0		4.6
Securities purchased under resale agreements	45.8	45.8		0.0		0.0	37.2	37.1		0.1		0.0
Securities borrowing transactions	0.2	0.2		0.0		0.0	4.5	4.3		0.0		0.2
Total financial assets subject to enforceable master netting agreements	49.8	47.4		0.0		2.4	49.5	44.6		0.1		4.8
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	5.0	0.9		0.0		4.1	6.5	1.2		0.0		5.3
Securities sold under repurchase agreements	0.9	0.8		0.0		0.1	17.1	17.1		0.0		0.0
Securities lending transactions	0.1	0.1		0.0		0.0	0.9	0.8		0.0		0.1
Obligation to return securities received as collateral, at fair value	2.2	2.1		0.0		0.1	2.9	2.7		0.0		0.2
Total financial liabilities subject to enforceable master netting agreements	8.2	3.9		0.0		4.3	27.4	21.8		0.0		5.6
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Net exposure is subject to further credit mitigation through the transfer of the exposure to other market counterparties by the use of credit default swaps (CDS) and credit insurance contracts. Therefore the net exposure presented in the table above is not representative of the Bank’s counterparty exposure.